Income Taxes (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Stock-based compensation	$ 873,096	$ 873,096
Accrued salary – unpaid	992,450	827,377
Net operating losses	5,673,374	5,147,202
Total deferred tax assets	7,538,920	6,847,675
Valuation allowance	(7,538,920)	(6,847,675)
Net deferred tax assets